UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson, Treasurer

800 Nicollet Mall, BC-MN-H05O

Minneapolis, MN 55402

(Name and address of agent for service)

(800) 677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period: December 31, 2012

2012 Annual Report

MOUNT VERNON SECURITIES LENDING TRUST

    Prime

    Portfolio

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report

HOLDINGS SUMMARY

Portfolio Allocation as of December 31, 20121 (% of net assets)

Certificates of Deposit	35.4%
Government Agency Repurchase Agreements	13.9
Other Notes	13.5
Variable Rate Demand Notes	9.5
Financial Company Commercial Paper	9.4
Government Agency Debt	5.3
Asset Backed Commercial Paper	5.2
Investment Companies	3.5
Other Repurchase Agreement	3.1
Treasury Repurchase Agreements	1.2

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

EXPENSE EXAMPLE

As a shareholder of Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the portfolio at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Prime Portfolio

	Beginning Account Value (07/01/2012)	Ending Account Value (12/31/2012)	Expenses Paid During Period[2] (07/01/2012 to 12/31/2012)
Actual [3]	$1,000.00	$1,001.40	$0.10

Hypothetical (5% return before expenses)	$1,000.00	$1,025.04	$0.10

[2]

Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/366 (to reflect the one-half year period).

[3]	Based on the actual return for the six-month period ended December 31, 2012 of 0.14%.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 1

Report of Independent Registered PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Mount Vernon Securities Lending Trust

We have audited the accompanying statement of assets and liabilities of the Mount Vernon Securities Lending Prime Portfolio (one of the portfolios constituting the Mount Vernon Securities Lending Trust (the Portfolio)), including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mount Vernon Securities Lending Prime Portfolio (one of the portfolios constituting the Mount Vernon Securities Lending Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 22, 2013

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 2

Schedule of INVESTMENTS December 31, 2012, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 35.4%
Bank of Montreal/Chicago
0.200%, 1/15/2013	$15,250	$15,250
Bank of Nova Scotia/Houston Δ
0.300%, 3/7/2013	60,000	60,000
0.313%, 6/7/2013	49,000	49,000
0.470%, 8/15/2013	60,000	60,000
Bank of Tokyo-Mitsubishi/NY
0.170%, 1/3/2013	50,000	50,000
0.360%, 1/14/2013	32,000	32,001
0.480%, 1/24/2013	8,000	8,001
0.230%, 2/15/2013	25,000	24,999
Canadian Imperial Bank of Commerce/NY Δ
0.310%, 1/15/2013	40,000	40,000
0.260%, 5/7/2013	50,000	50,000
Credit Suisse/NY
0.400%, 1/3/2013	9,300	9,300
0.270%, 10/25/2013 Δ	47,500	47,500
Deutsche Bank/NY
0.200%, 1/24/2013	40,000	40,000
DnB Bank/NY
0.261%, 5/21/2013 Δ	50,000	50,000
Mitsubishi Trust & Banking/NY
0.359%, 4/16/2013 Δ	47,000	47,000
National Australia Bank/NY Δ
0.431%, 4/9/2013	5,200	5,202
0.393%, 4/12/2013	39,000	39,000
0.396%, 4/24/2013	6,100	6,103
0.242%, 5/3/2013	30,000	30,000
0.382%, 5/29/2013	25,000	25,000
Nordea Bank Finland/NY
0.792%, 2/7/2013	3,400	3,402
0.360%, 2/15/2013	40,000	40,000
0.757%, 4/11/2013 Δ	3,000	3,004
0.300%, 5/24/2013	20,000	20,000
0.444%, 8/1/2013 Δ	50,000	50,000
Rabobank Nederland/NY
0.425%, 1/18/2013	25,000	25,000
0.490%, 2/4/2013	6,090	6,092
0.510%, 3/22/2013	24,000	24,014
0.420%, 3/26/2013	25,000	25,000
0.493%, 7/12/2013 Δ	50,000	50,000
Royal Bank of Canada/NY
0.463%, 1/28/2013	11,625	11,628
0.490%, 3/5/2013 Δ	60,000	60,000
0.404%, 1/3/2014 Δ	58,500	58,500
Skandinaviska Enskilda Banken/NY
0.260%, 1/7/2013	72,000	72,000
0.432%, 3/12/2013 Δ	55,150	55,150

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 3

Schedule of INVESTMENTS December 31, 2012, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Sumitomo Mitsui Bank/NY
0.160%, 1/3/2013	$50,000	$50,000
0.440%, 4/12/2013 Δ	55,000	55,000
0.250%, 11/27/2013 Δ	48,500	48,500
Toronto-Dominion Bank/NY
0.313%, 2/4/2013	60,000	60,000
0.302%, 5/30/2013 Δ	60,000	60,000
Westpac Banking/NY
0.260%, 5/23/2013 Δ	34,000	34,000
Total Certificates of Deposit

(Cost $1,499,646)		1,499,646

Other Notes - 13.5%
ANZ National International
1.309%, 12/20/2013 Δ ■	50,000	50,452
General Electric Capital
0.921%, 1/7/2013	22,905	22,908
0.475%, 1/15/2013	7,000	7,000
1.190%, 1/15/2013	2,150	2,151
0.336%, 3/20/2013 Δ	23,644	23,646
0.462%, 5/8/2013 Δ	22,150	22,162
1.212%, 5/22/2013 Δ	15,825	15,884
0.909%, 6/19/2013 Δ	31,500	31,589
HSBC Bank ■
0.725%, 1/18/2013	4,750	4,751
0.740%, 5/15/2013 Δ	50,300	50,382
International Bank for Reconstruction & Development
0.240%, 1/3/2014 Δ	30,000	30,000
International Finance Corporation
0.290%, 1/25/2013	10,000	10,000
0.282%, 1/30/2013	4,000	4,000
Metropolitan Life Global Funding ■
2.500%, 1/11/2013	4,450	4,453
0.520%, 6/10/2013 Δ	38,000	38,000
0.711%, 12/12/2013 Δ	4,000	4,015
1.100%, 1/10/2014 Δ	2,610	2,627
Metropolitan Life Institutional Funding Δ ■
0.605%, 4/3/2013	49,850	49,850
0.411%, 9/12/2013	10,000	10,000
National Australia Bank
1.012%, 11/8/2013 Δ ■	20,000	20,113
Royal Bank of Canada
0.461%, 3/8/2013	5,000	5,002
Svenska Handelsbanken
0.434%, 1/3/2014 Δ	52,500	52,500
Total Capital Canada
0.400%, 5/13/2013 Δ	26,260	26,279
Toyota Motor Credit
0.540%, 1/14/2013	7,050	7,051

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 4

Schedule of INVESTMENTS December 31, 2012, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Wachovia
2.083%, 5/1/2013 Δ	$8,425	$8,476
Westpac Banking Δ ■
0.901%, 4/8/2013	13,200	13,222
0.391%, 12/31/2013	53,250	53,250
Total Other Notes

(Cost $569,763)		569,763

Variable Rate Demand Notes Δ - 9.5%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.120%, 1/7/2013	21,420	21,420
Colorado Springs, Colorado Springs Fine Arts Center, Series 2006 (LOC: Wells Fargo Bank)
0.280%, 1/7/2013	4,730	4,730
District of Columbia, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.140%, 1/7/2013	33,250	33,250
District of Columbia, The House on F Street, Series 2001 (AMT) (LOC: Bank of New York Mellon)
0.140%, 1/7/2013	7,500	7,500
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.110%, 1/7/2013	18,250	18,250
Halifax Hospital Medical Center, Daytona Beach, Series 2008 (LOC: JPMorgan Chase & Co.)
0.150%, 1/7/2013	49,600	49,600
Hamilton County Hospital Facilities, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.110%, 1/7/2013	7,600	7,600
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Bank One) (LOC: Harris Trust & Savings Bank) (LOC: Northern Trust Company)
0.140%, 1/7/2013	4,000	4,000
Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust Company)
0.120%, 1/7/2013	10,500	10,500
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.110%, 1/7/2013	12,000	12,000
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.140%, 1/7/2013	11,400	11,400
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.140%, 1/7/2013	7,950	7,950
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.140%, 1/7/2013	27,000	27,000
Iowa Finance Authority, Wesley Retirement Services, Series 2006 (LOC: Wells Fargo Bank)
0.120%, 1/7/2013	3,135	3,135
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-1 (LOC: Bank of New York Mellon)
0.130%, 1/7/2013	15,000	15,000
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: JPMorgan Chase & Co.)
0.120%, 1/7/2013	2,750	2,750

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 5

Schedule of INVESTMENTS December 31, 2012, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.130%, 1/7/2013	$21,680	$21,680
Michigan State Building Authority, Series 2007I (LOC: JPMorgan Chase & Co.)
0.140%, 1/7/2013	4,900	4,900
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JPMorgan Chase & Co.)
0.200%, 1/7/2013	4,555	4,555
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010C
0.110%, 1/7/2013	10,000	10,000
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Austral USA, Series 2011A (LOC: National Australia Bank)
0.110%, 1/7/2013	4,000	4,000
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Austral USA, Series 2011B (LOC: Australia & New Zealand Banking Group)
0.110%, 1/7/2013	8,000	8,000
New York State Energy Research & Development, Consolidated Edison Company of New York, Series 2010A (AMT) (LOC: Scotiabank)
0.140%, 1/7/2013	9,350	9,350
Northstar Student Loan Trust II, Series 2012A (LOC: Royal Bank of Canada)
0.200%, 1/7/2013	23,700	23,700
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.140%, 1/7/2013	8,000	8,000
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.110%, 1/7/2013	5,805	5,805
Philadelphia School District/PA, Series 2010G (General Obligation) (STAID) (LOC: Wells Fargo Bank)
0.140%, 1/7/2013	12,675	12,675
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.120%, 1/7/2013	33,350	33,350
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009C (LOC: Branch Banking & Trust)
0.120%, 1/7/2013	4,940	4,940
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.150%, 1/7/2013	1,300	1,300
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.110%, 1/7/2013	11,000	11,000
Wisconsin Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Series 2005 (LOC: Wells Fargo Bank)
0.150%, 1/7/2013	4,135	4,135

Total Variable Rate Demand Notes
(Cost $403,475)		403,475

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 6

Schedule of INVESTMENTS December 31, 2012, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Financial Company Commercial Paper - 9.4%
ANZ National International
0.263%, 5/7/2013 Δ ■	$30,000	$30,000
Australia & New Zealand Banking Group
0.363%, 5/1/2013 Δ ■	53,700	53,700
Commonwealth Bank of Australia Δ ■
0.362%, 5/17/2013	50,000	50,000
0.362%, 5/17/2013	9,000	9,000
0.362%, 11/8/2013	40,500	40,500
Nordea North America
0.360%, 2/25/2013 ¤	35,000	34,981
Svenska Handelsbanken ■ ¤
0.235%, 2/1/2013	29,000	28,994
0.320%, 3/7/2013	17,800	17,790
Toyota Motor Credit ¤
0.340%, 2/19/2013 «	35,000	34,984
0.300%, 5/17/2013	50,000	49,943
Westpac Banking
0.590%, 3/4/2013 Δ ■	49,500	49,500

Total Financial Company Commercial Paper
(Cost $399,392)		399,392

Government Agency Debt - 5.3%
Federal Home Loan Bank Δ
0.240%, 4/15/2014	125,000	124,951
0.240%, 4/25/2014	100,000	100,000

Total Government Agency Debt
(Cost $224,951)		224,951

Asset Backed Commercial Paper ■ - 5.2%
Bryant Park Funding
0.220%, 1/25/2013 ¤	7,644	7,643
Fairway Finance Δ
0.252%, 1/8/2013	60,000	60,000
0.249%, 4/15/2013	23,500	23,500
0.239%, 5/16/2013	17,500	17,500
Liberty Street Funding
0.240%, 2/7/2013 ¤	25,000	24,994
Manhattan Asset Funding Company
0.280%, 2/20/2013 ¤	26,500	26,489
Nieuw Amsterdam Receivables
0.250%, 1/17/2013 ¤	18,500	18,498
Thunder Bay Funding
0.160%, 1/25/2013 ¤	40,000	39,996

Total Asset Backed Commercial Paper
(Cost $218,620)		218,620

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 7

Schedule of INVESTMENTS December 31, 2012, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Government Agency Repurchase Agreements – 13.9%
BNP Paribas Securities
0.220%, dated 12/31/2012, matures 1/2/2013, repurchase price $100,001 (collateralized by government agency debt: Total market value $102,000)	$100,000	$100,000
Deutsche Bank Securities
0.250%, dated 12/31/2012, matures 1/2/2013, repurchase price $125,002 (collateralized by government agency debt: Total market value $127,500)	125,000	125,000
HSBC Securities (USA)
0.220%, dated 12/31/2012, matures 1/2/2013, repurchase price $115,001 (collateralized by government agency debt: Total market value $117,304)	115,000	115,000
Societe Generale/NY
0.220%, dated 12/31/2012, matures 1/2/2013, repurchase price $250,003 (collateralized by government agency debt: Total market value $255,000)	250,000	250,000

Total Government Agency Repurchase Agreements
(Cost $590,000)		590,000

Treasury Repurchase Agreements – 1.2%
HSBC Securities (USA)
0.150%, dated 12/31/2012, matures 1/2/2013, repurchase price $50,000 (collateralized by U.S. Treasury Obligations: Total market value $51,002)	50,000	50,000

Total Treasury Repurchase Agreements
(Cost $50,000)		50,000

Other Repurchase Agreements—3.1%
HSBC Securities (USA)
0.170%, dated 12/31/2012, matures 1/2/2013, repurchase price $43,000 (collateralized by various investment grade securities: Total market value $45,154)	43,000	43,000
J.P. Morgan Securities
0.280%, dated 12/31/2012, matures 1/18/2013, repurchase price $90,001 (collateralized by various investment grade securities: Total market value $94,507) ¥	90,000	90,000

Total Other Repurchase Agreements
(Cost $133,000)		133,000

Investment Companies Ω - 3.5%	SHARES
DWS Money Market Series Fund, Institutional Shares, 0.120%	25,235,808	25,236
Goldman Sachs Financial Square Money Market Fund, 0.140%	45,869,717	45,870
HSBC Investor Prime Money Market Fund, 0.110%	54,769,842	54,770
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.120%	23,122,933	23,123

Total Investment Companies
(Cost $148,999)		148,999

Total Investments  - 100.0%
(Cost $4,237,846)		4,237,846

Other Assets and Liabilities, Net - 0.0%		438

Total Net Assets - 100.0%		$4,238,284

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security—The rate shown in the rate is effect as of December 31, 2012.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of December 31, 2012, the value of these investments was $758,719 or 17.9% of total net assets.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 8

Schedule of INVESTMENTS December 31, 2012, all dollars are rounded to thousands (000)

¤	Discounted Security—This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On December 31, 2012, the total cost of investments purchased on a when-issued basis was $34,984 or 0.8% of total net assets.

¥	Security considered illiquid. As of December 31, 2012, the value of this investment was $90,000 or 2.1% of total net assets. See note 2 in notes to Financial Statements.

Ώ	The rate shown is the annualized seven-day effective yield as of December 31, 2012.

	On December 31, 2012, the cost of investments for federal income tax purposes was $4,237,846. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT—Alternative Minimum Tax. As of December 31, 2012, the total value of securities subject to AMT was $16,850 or 0.4% of total net assets.

LOC—Letter of Credit

STAID—State Aid Withholding

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 9

Statement of ASSETS AND LIABILITIES December 31, 2012, all dollars and shares are rounded to thousands (000), except per share data

Prime Portfolio
ASSETS:
Investments in securities, at value (note 2)	$3,464,846
Repurchase agreements, at value (note 2)	773,000
Receivable for dividends and interest	1,590

Total assets	4,239,436

LIABILITIES:
Bank overdraft	36
Dividends payable	1,053
Payable to affiliates (note 3)	63

Total liabilities	1,152

Net assets	$4,238,284

COMPOSITION OF NET ASSETS:
Portfolio capital	$4,244,625
Distributions in excess of net investment income	(3)
Accumulated net realized loss on investments (note 2)	(6,338)

Net assets	$4,238,284

Shares issued and outstanding ($0.01 par value—unlimited shares authorized)	4,244,625
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 10

Statement of OPERATIONS For the year ended December 31, 2012, all dollars are rounded to thousands (000)

Prime Portfolio
INVESTMENT INCOME:
Interest income	$18,153

Total investment income	18,153

EXPENSES (note 3):
Administration fees	1,224

Total expenses	1,224

Investment income—net	16,929

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on investments	52

Net gain on investments	52

Net increase in net assets resulting from operations	$16,981

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 11

Statements of CHANGES IN NET ASSETS all dollars are rounded to thousands (000)

		Prime Portfolio
	Year Ended 12/31/2012	Year Ended 12/31/2011
OPERATIONS:
Investment income—net	$16,929	$18,829
Net realized gain on investments	52	74

Net increase in net assets resulting from operations	16,981	18,903

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income—net	(16,929)	(18,829)

Total distributions	(16,929)	(18,829)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales	12,119,807	15,930,151
Payments for redemptions	(15,374,972)	(14,858,514)

Increase (decrease) in net assets from capital share transactions	(3,255,165)	1,071,637

Total increase (decrease) in net assets	(3,255,113)	1,071,711
Net assets at beginning of year	7,493,397	6,421,686

Net assets at end of year	$4,238,284	$7,493,397

Distributions in excess of net investment income	$(3)	$(3)

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 12

FINANCIAL HIGHLIGHTS For a share outstanding throughout the indicated periods

					Prime Portfolio
	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	— [1]	— [1]	— [1]	0.01	0.03
Distributions from net investment income	— [1]	— [1]	— [1]	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

RATIOS / SUPPLEMENTAL DATA:
Total return	0.28%	0.23%	0.27%	0.58%[2,3]	2.90%[4]
Net assets at end of period (000)	$4,238,284	$7,493,397	$6,421,686	$5,676,856	$4,814,948
Ratio of expenses to average net assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	0.28%	0.23%	0.27%	0.55%	2.91%

[1]	Rounds to zero.
[2]

Without the support agreement (note 7), the net asset value per share would have been $0.99 at the beginning of the period and $1.00 at the end of the period, which would have resulted in a total return of 1.60% for the period.

[3]	The impact on total return due to a reimbursement from affiliate was less than 0.01%.
[4]

Without the support agreement (note 7), the net asset value per share would have been $1.00 at the beginning of the period and $0.99 at the end of the period, which would have resulted in a total return of 1.88% for the period.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 13

Notes to FINANCIAL STATEMENTS December 31, 2012, all dollars and shares are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The trust has established a series of shares representing beneficial interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the investment advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the investment advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments that are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. During the fiscal year ended December 31, 2012, the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio did not exceed 0.25%.

U.S. Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7 of the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 14

Notes to FINANCIAL STATEMENTS December 31, 2012, all dollars and shares are rounded to thousands (000)

As of December 31, 2012, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$1,499,646	$—	$1,499,646
Government Agency Repurchase Agreements	—	590,000	—	590,000
Other Notes	—	569,763	—	569,763
Variable Rate Demand Notes	—	403,475	—	403,475
Financial Company Commercial Paper	—	399,392	—	399,392
Government Agency Debt	—	224,951	—	224,951
Asset Backed Commercial Paper	—	218,620	—	218,620
Other Repurchase Agreements	—	133,000	—	133,000
Treasury Repurchase Agreements	—	50,000	—	50,000
Investment Companies	148,999	—	—	148,999

Total Investments	$148,999	$4,088,847	$—	$4,237,846

During the fiscal year ended December 31, 2012, there were no transfers between valuation levels. The portfolio did not hold any Level 3 securities at December 31, 2011 or December 31, 2012. Therefore, no Level 3 roll-forward is needed.

ILLIQUID OR RESTRICTED SECURITIES – A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of December 31, 2012, the portfolio had investments in illiquid securities with a total value of $90,000 or 2.1% of total net assets.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all taxable income. During the fiscal year ended December 31, 2012, the portfolio distributed all taxable income to its shareholders. Accordingly, no provision for federal income taxes was required.

As of December 31, 2012, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 15

Notes to FINANCIAL STATEMENTS December 31, 2012, all dollars and shares are rounded to thousands (000)

The distributions paid during the fiscal years ended December 31, 2012 and December 31, 2011 (adjusted by dividends payable as of December 31, 2012 and December 31, 2011), were as follows:

	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/11
Ordinary Income	$17,160	$18,725

Total Distributions	$17,160	$18,725

As of December 31, 2012, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount
Undistributed Ordinary Income	$1,050
Accumulated Capital and Post-October Losses	(6,338)

Total Accumulated Deficit	$(5,288)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2012.

Under the Regulated Investment Company Modernization Act of 2010, the portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of December 31, 2012, the portfolio had a capital loss carry forward of $6,338, which if not offset by subsequent capital gains, will expire in the fiscal year ending December 31, 2018. During the fiscal year ended December 31, 2012, the portfolio utilized $51 of capital loss carryforwards.

REPURCHASE AGREEMENTS – The portfolio may enter into repurchase agreements with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the counterparty’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for direct repurchase agreements are held by the custodian bank until the respective agreements mature. Securities pledged as collateral for tri-party repurchase agreements are maintained in a segregated account by the counterparty’s custodian bank until the maturity of the respective agreement. Provisions of the repurchase agreements ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the portfolio, along with other registered investment companies advised by U.S. Bancorp Asset Management, Inc. (“USBAM”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the fiscal year ended December 31, 2012.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO FISCAL YEAR END – Management has evaluated portfolio related events and transactions that occurred subsequent to December 31, 2012 through the date of issuance of the portfolio’s financial statements. Effective January 1, 2013, USBAM began voluntarily waiving one half of the administration fee it receives from the portfolio under the administration agreement between USBAM and the trust. The portfolio intends to use the amount waived by USBAM to offset the effect of accumulated net realized losses. As a result, the amounts waived will not be included in income distributed to shareholders and will therefore be reflected in the financial statements as an accumulation of undistributed net income, which will be subject to applicable federal and state income tax. The portfolio intends to distribute the income necessary to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 16

Notes to FINANCIAL STATEMENTS December 31, 2012, all dollars and shares are rounded to thousands (000)

3 > Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, USBAM manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. USBAM does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, USBAM provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. USBAM receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any).

4 > Investment Security Transactions

During the fiscal year ended December 31, 2012, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

5 > Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6 > Primary Fund Redemption

On September 16, 2008, the portfolio redeemed at a net asset value of $1.00 per share, 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the SEC granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the portfolio has received periodic payments from the Primary Fund and on July 15, 2010, received a final payment. From redemption date through the final payment, the portfolio received total redemption proceeds of $551,333 from the Primary Fund.

7 > Support Agreement with Affiliate

On September 28, 2008, an affiliate of the portfolio’s advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would have prevented any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings or any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see note 6) (up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchased and redeemed its shares to drop below $1.00 per share. The agreement, which was entered into at no cost to the portfolio, terminated on October 31, 2009.

On March 12, 2009, an affiliate of the portfolio’s investment advisor purchased Lehman Brothers Holdings notes held in the portfolio, in accordance with Rule 17a-9 of the Act.

Because of the level of proceeds received both on the sale of Lehman Brothers Holdings notes and from the Primary Fund (see note 6), no payments were required to be made, or were made, to the portfolio under the agreement.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 17

Notice to SHAREHOLDERS December 31, 2012 (unaudited)

TAX INFORMATION

For the fiscal year ended December 31, 2012, the portfolio designated long-term capital gains and ordinary income with regard to distributions paid during the year as follows:

Portfolio	Long Term Capital Gains Distributions (Tax Basis)[1]	Ordinary Income Distributions (Tax Basis)[1]	Total Distributions (Tax Basis)	Dividends Received Deduction[2]	Qualified Dividend Income[2]
Prime Portfolio	0.00%	100.00%	100.00%	0.00%	0.00%

[1]	Based on a percentage of the portfolio’s distributions.
[2]	Based on a percentage of ordinary income distributions of the portfolio.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the portfolio was 100.00%.

The Percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the portfolio was 0.00%.

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-4088 and on the SEC’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-4088 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling

1-800-SEC-0330.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 18

Notice to SHAREHOLDERS December 31, 2012 (unaudited)

Trustees and Officers of the Portfolio

Independent Trustees

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee*

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future FreightTM, a logistics/supply chain company; Director, Towne Airfreight; non-profit board member	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since October 2006	Retired	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a website development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; non-profit board member since 2005	First American Funds Complex: 10 registered investment companies, including 14 portfolios	Cliff’s Natural Resources Inc. (a producer of iron ore pellets and coal)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940) **	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Attorney At Law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a corporation engaged in strategic planning, operations management, government relations, transportation planning, and public relations; ExcensusTM, LLC, a demographic planning and application development firm.	First American Funds Complex: 6 registered investment companies, including 10 portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President. Jim Wade Homes, a homebuilding company	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

*	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
**	Mr. Strauss retired as a Trustee effective December 31, 2012.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 19

Notice to SHAREHOLDERS December 31, 2012 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Joseph M. Ulrey III U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1958) *	President	Re-elected by the Board annually; President of Mount Vernon Securities Lending Trust since January 2011	Chief Executive Officer and President of U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Chief Financial Officer and Head of Technology and Operations, U.S. Bancorp Asset Management, Inc.

Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1972) *	Vice President	Re-elected by the Board annually; Vice President of Mount Vernon Securities Lending Trust since January 2011	Chief Operating Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Head of Operations, Technology and Treasury, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) *	Treasurer	Re-elected by the Board annually; Treasurer of Mount Vernon Securities Lending Trust since January 2011	Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.

Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1959) *	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of Mount Vernon Securities Lending Trust since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.

Carol A. Sinn U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1959) *	Anti - Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of Mount Vernon Securities Lending Trust since January 2011	Senior Business Line Risk Manager and Anti-Money Laundering Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Senior Business Line Risk Manager, U.S. Bancorp Asset Management, Inc.

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) *	Secretary	Re-elected by the Board annually; Secretary of Mount Vernon Securities Lending Trust since January 2011; Assistant Secretary of Mount Vernon Securities Lending Trust since June 2006	General Counsel, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc. since April 2011; Attorney, Steingart, McGrath & Moore, P.A., a Minneapolis-based law firm, from April 2009 through March 2011; prior thereto, Corporate Counsel, Pine River Capital Management, L.P., a Minneapolis-based investment advisor

James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500 Minneapolis, MN 55402 (1951) **	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

*	Messrs. Ulrey, Thole, Ertel and Cloutier and Mses. Stevenson, Mayr and Sinn are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor, administrator, and transfer agent for Mount Vernon Securities Lending Trust.
**	Mr. Alt retired effective December 31, 2012.

MOUNT VERNON SECURITIES LENDING TRUST 2012 Annual Report 20

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Leonard W. Kedrowski, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees*—Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $0 in the fiscal year ended December 31, 2012 and $0 in the fiscal period ended December 31, 2011, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees*—E&Y billed the registrant audit-related fees totaling $0 in the fiscal year ended December 31, 2012 and $0 in the fiscal period ended December 31, 2011, including fees associated with the semi-annual review of portfolio disclosures.

(c)	Tax Fees*—E&Y billed the registrant fees of $0 in the fiscal year ended December 31, 2012 and $0 in the fiscal period ended December 31, 2011, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees*—E&Y billed the registrant fees of $0 in the fiscal period ended December 31, 2012 and $0 in the fiscal period ended December 31, 2011, for other services to the registrant.

*	Pursuant to an administration agreement, U.S. Bancorp Asset Management, Inc., the registrant’s investment advisor, bears all of the registrant’s fees billed for audit, audit-related, tax, and all other services described under Items 4(a)-(d) above.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the Mount Vernon Securities Lending Trust (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the portfolio do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period.

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Portfolio

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the portfolio’s independent audit firm directly for the portfolio. At least annually, the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the portfolio and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual portfolio financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Portfolio merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state, and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Portfolio merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc. that provides ongoing services to the portfolio. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the portfolio.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $423,500 in the fiscal year ended December 31, 2012 and $705,250 in the fiscal year ended December 31, 2011.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: February 21, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: February 21, 2013